Taxation - Composition of Income Taxes Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (6,965)		¥ (1,450)	¥ (9,825)
Deferred income tax benefit	8,948	$ 1,303	15,962	4,644
Total income tax (expense)/benefit	¥ 1,983	$ 288	¥ 14,512	¥ (5,181)